DERIVATIVES (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) bbl	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) bbl	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) bbl	Dec. 31, 2015 USD ($) bbl
Derivative [Line Items]
Gain (loss) on fair value hedge ineffectiveness | $	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Crude Oil and Feedstock Inventory [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume					0	0
Crude Oil and Feedstock Inventory [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume					0	0
Intermediates and Refined Products Inventory [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume					0	0
Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, notional amount, volume	3,005,137		3,005,137		2,942,348
Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume					2,942,348	3,776,011
Crude Oil Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	10,566,000		10,566,000		5,950,000	39,577,000
Refined Product Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	8,732,000		8,732,000		2,831,000	4,599,136